CONCENTRATIONS	12 Months Ended
Jun. 30, 2017
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 17. CONCENTRATIONS

For the year ended June 30, 2015, four customers represented approximately 43%, 15%, 14% and 11% of the Company’s revenue, respectively. At June 30, 2015, four customers accounted for 89% of the Company’s trade accounts receivable, net.

For the year ended June 30, 2016, one customer represented approximately 75% of the Company’s revenue. At June 30, 2016, two customers accounted for 81% of the Company’s trade accounts receivable, net.

For the year ended June 30, 2017, two customers represented approximately 72% and 10% of the Company’s revenue, respectively. At June 30, 2017, three customers accounted for 80% of the Company’s trade accounts receivable, net.

For the year ended June 30, 2015, one major supplier accounted for 18% of the company’s total purchases. At June 30, 2015, two suppliers accounted for 73% of the Company’s trade accounts payable.

For the year ended June 30, 2016, two major suppliers accounted for 49% of the company’s total purchases. At June 30, 2016, three suppliers accounted for 67% of the Company’s trade accounts payable.

For the year ended June 30, 2017, three major suppliers accounted for 43% of the company’s total purchases. At June 30, 2017, three suppliers accounted for 61% of the Company’s trade accounts payable.